Goodwill and Finite Life Intangibles Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Finite Life Intangibles Assets
Goodwill and Finite Life Intangibles Assets

11.           Goodwill and Finite Life Intangible Assets

The Company assesses the carrying amount of our goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred.  The Company performs an impairment test for finite-lived assets, such as intangible assets, and other long-lived assets, such as fixed assets, whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

The Company has only one operating and reporting unit that earns revenues, incurs expenses and makes available discrete financial information for review by the Company’s chief operations decision maker.  Accordingly, the Company completes its goodwill impairment testing on this single reporting unit.

In conducting the annual impairment test of the Company’s goodwill, qualitative factors are first examined to determine whether the existence of events, or circumstances, indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a two-step impairment test is applied.  In the first step, the Company calculates the fair value of the reporting unit and compares that amount with the reporting unit’s carrying amount, including goodwill.  If the carrying amount exceeds the fair value, the Company performs the second step of measuring the amount of the goodwill impairment loss, if any, by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount of goodwill.  This requires performing a hypothetical application of the acquisition method to determine the implied fair value of goodwill after measuring the reporting unit’s identifiable assets and liabilities.

Goodwill was $204,000 as of June 30, 2015.  The Company conducted its annual goodwill impairment test as of December 31, 2014 and determined there to be no indication of impairment.  The Company will continue to monitor conditions and changes that could indicate an impairment of goodwill.

As of June 30, 2015, the Company determined that no triggering events had occurred since December 31, 2014 and the Company’s finite-lived assets and long-lived assets were not impaired.

Identified intangible assets are summarized as follows:

	Amortizable	June 30, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(368,535)	$631,465
Proprietary Software	3	917,000	(405,962)	511,038
Total identified intangible assets		$1,917,000	$(774,497)	$1,142,503

Amortization expense for identified intangible assets is summarized below:

					Statement of
	Three Months Ended		Six Months Ended		Operations
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014	Classification
Customer Contracts	$70,833	$55,581	$141,666	$74,222	Cost of Revenue
Proprietary Software	76,416	76,416	152,832	99,027	Cost of Revenue
Total amortization on identified intangible assets	$147,249	$131,997	$294,498	$173,249

Based on the identified intangible assets recorded at June 30, 2015, future amortization expense is expected to be as follows:

Six Months Ending December 31, 2015	$294,501
2016	589,000
2017	170,000
2018	75,000
2019	14,002
$1,142,503

11.           Goodwill and Finite Life Intangible Assets

The Company assesses the carrying amount of our goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred.  The Company performs an impairment test for finite-lived assets, such as intangible assets, and other long-lived assets, such as fixed assets, whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

The Company has only one operating and reporting unit that earns revenues, incurs expenses and makes available discrete financial information for review by the Company’s chief operations decision maker.  Accordingly, the Company completes its goodwill impairment testing on this single reporting unit.

In conducting the annual impairment test of the Company goodwill, qualitative factors are first examined to determine whether the existence of events, or circumstances, indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If it is determined that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, a two-step impairment test is applied.  In the first step, the Company calculates the fair value of the reporting unit and compares that amount with the reporting unit’s carrying amount, including goodwill.  If the carrying amount exceeds the fair value, the Company performs the second step of measuring the amount of the goodwill impairment loss, if any, by comparing the implied fair value of the reporting unit’s goodwill with the carrying amount of goodwill.  This requires performing a hypothetical application of the acquisition method to determine the implied fair value of goodwill after measuring the reporting unit’s identifiable assets and liabilities.

Goodwill was $204,000 as of December 31, 2014.  The Company conducted its annual goodwill impairment test as of December 31, 2014 and determined there to be no indication of impairment.  The Company will continue to monitor conditions and changes that could indicate an impairment of goodwill.

As of December 31, 2014, the Company determined that no triggering events had occurred since the acquisition date of Select Mobile Money business on March 4, 2014 and the Company’s finite-lived assets and long-lived assets were not impaired.

Identified intangible assets are summarized as follows:

	Amortizable	December 31, 2014
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(226,869)	$773,131
Proprietary Software	3	917,000	(253,130)	663,870
Total identified intangible assets		$1,917,000	$(479,999)	$1,437,001

Amortization expense for identified intangible assets is summarized below:

		Statement of
	Year Ended	Operations
	December 31, 2014	Classification
Customer Contracts	$226,869	Cost of Revenue
Proprietary Software	253,130	Cost of Revenue
Total amortization on identified intangible assets	$479,999

Based on the identified intangible assets recorded at December 31, 2014, future amortization expense is expected to be as follows:

2015	$589,000
2016	589,000
2017	170,000
2018	75,000
2019	14,001
$1,437,001